Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments
NOTE 26.	COMMITMENTS

A.
PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).

B.
PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the
Ku-Maloob-Zap
complex and extending the original contract until 2027. At December 31, 2020 and 2019, the value of the nitrogen to be supplied during the term of the contract was approximately Ps. 32,260,379 and Ps. 35,718,401, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.

Estimated future payments under this contract for upcoming fiscal years are as follows:

2021	Ps.	4,774,522
2022		4,863,254
2023		5,008,700
2024		5,042,333
2025		5,039,959
2026 and thereafter		7,531,611

Total	Ps.	32,260,379

C.	As of December 31, 2020, PEMEX had entered into FPWCs by means of which the contractor manages and is responsible for financing performance of the work to be undertaken.
As of December 31, 2020 and 2019, the estimated value of these contracts was as follows:

Maturity	2020		2019
Up to 1 year	Ps.	1,046,436	Ps.	1,251,543
1 to 3 years		1,339,040		1,610,152
4 to 5 years		376,916		426,886

Total	Ps.	2,762,392	Ps.	3,288,581

D.
As of December 31, 2020 and 2019, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2020		2019
Up to 1 year	Ps.	39,162,033	Ps.	104,584,602
1 to 3 years		274,421,535		325,674,623
4 to 5 years		23,055,268		43,984,437
More than 5 years		37,518,571		147,488,082

Total	Ps.	374,157,407	Ps.	621,731,744